Leases - Narrative (Details)	12 Months Ended
Dec. 31, 2024 lease option
Lease Disclosure [Line Items]
Number of finance leases	4
Lease terms through February 2042
Lease Disclosure [Line Items]
Number of operating leases	1
Lessee, operating lease, number of renewal options | option	1
Operating Lease Agreement With Terms Through October 2028
Lease Disclosure [Line Items]
Number of operating leases	1
Minimum
Lease Disclosure [Line Items]
Finance lease, renewal term	1 year
Maximum
Lease Disclosure [Line Items]
Finance lease, renewal term	5 years
Lease terms through December 31, 2027
Lease Disclosure [Line Items]
Number of finance leases	3
Lease terms through June 30, 2031
Lease Disclosure [Line Items]
Number of finance leases	1
Lease terms through February 2042
Lease Disclosure [Line Items]
Operating lease, renewal term	20 years
Scherer Unit No. 2
Lease Disclosure [Line Items]
Percentage of undivided interest	60.00%